Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Class A
Trading Symbol	RKCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund (the “Fund”) for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	1.25%
[1]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 13.32% versus the Fund’s Class A shares return of 8.63% (without sales charges) for the six-month period ended May 31, 2026. The Fund underperformed due to stock selection within the Information Technology and Industrials sectors. Trimble (TRMB US ) within the Information Technology sector was the top detracting position during the period potentially pressured by multiple compression driven by AI disruption fears across its basket of software names. Financials and Consumer Staples were the top contributing sectors due primarily to stock selection effects. StoneX Group (SNEX US), a global brokerage and financial services firm, was the top contributor, potentially benefiting from heightened market volatility and shifting expectations for short term interest rates amid renewed inflation concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/21/2021)
Class A (without sales charge)	16.03	4.77
Class A (with maximum 5.25% sales charge)	9.94	3.62
MSCI ACWI Net Total Return Index (USD)	30.27	11.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 72,855,760
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$72,855,760
Number of Holdings	53
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
Mueller Industries, Inc.	3.8%
StoneX Group, Inc.	3.7%
AAON, Inc.	3.5%
Chubb Ltd.	3.2%
Schneider Electric SE	3.0%
Halma PLC	3.0%
SSE PLC	3.0%
ESCO Technologies, Inc.	2.8%
GE Vernova, Inc.	2.5%
WESCO International, Inc.	2.4%
Geographic Breakdown
[2]
Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Institutional Class
Trading Symbol	RKCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund (the “Fund”) for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
[3]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 13.32% versus the Fund’s Institutional Class shares return of 8.76% for the six-month period ended May 31, 2026. The Fund underperformed due to stock selection within the Information Technology and Industrials sectors. Trimble (TRMB US ) within the Information Technology sector was the top detracting position during the period potentially pressured by multiple compression driven by AI disruption fears across its basket of software names. Financials and Consumer Staples were the top contributing sectors due primarily to stock selection effects. StoneX Group (SNEX US), a global brokerage and financial services firm, was the top contributor, potentially benefiting from heightened market volatility and shifting expectations for short term interest rates amid renewed inflation concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year**	10 Year**
Institutional Class	16.32	4.81	10.19
MSCI ACWI Net Total Return Index (USD)	30.27	11.45	12.81
[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 72,855,760
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$72,855,760
Number of Holdings	53
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
Mueller Industries, Inc.	3.8%
StoneX Group, Inc.	3.7%
AAON, Inc.	3.5%
Chubb Ltd.	3.2%
Schneider Electric SE	3.0%
Halma PLC	3.0%
SSE PLC	3.0%
ESCO Technologies, Inc.	2.8%
GE Vernova, Inc.	2.5%
WESCO International, Inc.	2.4%
Geographic Breakdown
[5]
Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class A
Trading Symbol	RKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund (the “Fund”) for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.30%
[6]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 17.47% versus the Fund’s Class A shares return of 7.83% (without sales charges) for the six-month period ended May 31, 2026. The Fund underperformed as stock selection in the Information Technology and Health Care sectors detracted from performance. Huron Consulting (HURN US) in the Industrials sector was the top detracting stock during the period potentially driven by perceived AI disruption risk despite continued revenue growth, margin expansion, backlog strength, and buybacks. Stock selection within the Consumer Discretionary and Financials sectors contributed positively to performance. StoneX Group (SNEX US), a global brokerage and financial services firm, was the top contributor, potentially benefiting from heightened market volatility and shifting expectations for short term interest rates amid renewed inflation concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class A (without sales charge)	13.62	10.49
Class A (with maximum 5.25% sales charge)	7.66	8.41
Russell 2000 Total Return Index	43.08	15.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 99,591,878
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$99,591,878
Number of Holdings	47
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
First Bancorp.	4.0%
HA Sustainable Infrastructure Capital, Inc.	3.9%
StoneX Group, Inc.	3.2%
Stewart Information Services Corp.	3.2%
Helios Technologies, Inc.	3.1%
CECO Environmental Corp.	3.0%
Korn Ferry	3.0%
Pediatrix Medical Group, Inc.	2.9%
Limbach Holdings, Inc.	2.9%
Winmark Corp.	2.8%
[7]
Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Class I
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class I
Trading Symbol	RKSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund (the “Fund”) for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	1.05%
[8]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 17.47% versus the Fund’s Class I shares return of 7.97% for the six-month period ended May 31, 2026. The Fund underperformed as stock selection in the Information Technology and Health Care sectors detracted from performance. Huron Consulting (HURN US) in the Industrials sector was the top detracting stock during the period potentially driven by perceived AI disruption risk despite continued revenue growth, margin expansion, backlog strength, and buybacks. Stock selection within the Consumer Discretionary and  Financials sectors contributed positively to performance.  StoneX Group (SNEX US), a global brokerage and financial services firm, was the top contributor, potentially benefiting from heightened market volatility and shifting expectations for short term interest rates amid renewed inflation concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class I	13.90	10.75
Russell 2000 Total Return Index	43.08	15.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 99,591,878
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$99,591,878
Number of Holdings	47
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
First Bancorp.	4.0%
HA Sustainable Infrastructure Capital, Inc.	3.9%
StoneX Group, Inc.	3.2%
Stewart Information Services Corp.	3.2%
Helios Technologies, Inc.	3.1%
CECO Environmental Corp.	3.0%
Korn Ferry	3.0%
Pediatrix Medical Group, Inc.	2.9%
Limbach Holdings, Inc.	2.9%
Winmark Corp.	2.8%
[9]
Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
**	Performance prior to July 21, 2021 is that of its predecessor fund, the Rockefeller Climate Solutions Fund, L.P.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
*	Annualized

[7]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
*	Annualized

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.